Segmented Information (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 9,718,000
Non-current assets	59,733,000		$ 55,993,000
Tanzania [Member]
IfrsStatementLineItems [Line Items]
Revenue	9,718,000
Non-current assets	59,668,000		55,993,000
Canada [Member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 65,000